Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Common Share
Table 23.1 shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations. See Note 1 (Summary of Significant Accounting Policies) for discussion of private share repurchases and the Consolidated Statement of Changes in Equity and Note 19 (Common Stock and Stock Plans) for information about stock and options activity and terms and conditions of warrants.

Table 23.1: Earnings Per Common Share Calculations

		Year ended December 31,
	(in millions, except per share amounts)	2017	2016	2015
	Wells Fargo net income	$22,183	21,938	22,894
	Less: Preferred stock dividends and other	1,629	1,565	1,424
	Wells Fargo net income applicable to common stock (numerator)	$20,554	20,373	21,470
	Earnings per common share
	Average common shares outstanding (denominator)	4,964.6	5,052.8	5,136.5
	Per share	$4.14	4.03	4.18
	Diluted earnings per common share
	Average common shares outstanding	4,964.6	5,052.8	5,136.5
Add:	Stock options	17.1	18.9	26.7
	Restricted share rights	24.7	25.9	32.8
	Warrants	10.9	10.7	13.8
	Diluted average common shares outstanding (denominator)	5,017.3	5,108.3	5,209.8
	Per share	$4.10	3.99	4.12

Antidilutive Warrants And Options Outstanding
Table 23.2 presents the outstanding options to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

Table 23.2: Outstanding Anti-Dilutive Options

	Weighted-average shares
	Year ended December 31,
(in millions)	2017	2016	2015
Options	1.9	3.2	5.7

Dividends Declared [Table Text Block]	Table 23.3 presents dividends declared per common share. Table 23.3: Dividends Declared Per Common Share

	Year ended December 31,
	2017	2016	2015
Per common share	$1.540	1.515	1.475